Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Customer deposits	$ 138,599
Depreciation	12,473	585
Inventory	359,544	6,533
Prepayment for raw materials	$ 423,054
Shares issued upon conversion	120,000	500,000
Warrants [Member]
Number of warrants	3,629,776	454,600
Shares issued upon conversion		50,000